Cash Flow Information	12 Months Ended
Dec. 31, 2024
Disclosure of cash flow statement [Abstract]
Cash Flow Information	Cash Flow Information
A. Change in Non-Cash Operating Working Capital

Year ended Dec. 31	2024	2023	2022
Source (use):
Accounts receivable	155	715	(869)
Prepaid expenses	85	—	—
Income taxes receivable	22	27	(61)
Inventory	34	(2)	6
Accounts payable, accrued liabilities and provisions	(273)	(550)	548
Income taxes payable	15	(66)	60
Change in non-cash operating working capital	38	124	(316)
B. Changes in Liabilities from Financing Activities

	Balance Dec. 31, 2023	Debt assumed	Repayments and dividends paid(1)	New leases	Dividends declared	Foreign exchange impact	Other	Balance Dec. 31, 2024
Long-term debt and lease liabilities(2)	3,469	232	6	5	—	86	11	3,809
Exchangeable securities	744	—	—	—	—	—	6	750
Dividends payable (common and preferred)	49	—	(123)	—	123	—	—	49
Total liabilities from financing activities	4,262	232	(117)	5	123	86	17	4,608
(1)Includes a decrease of $131 million related to the repayment of long-term debt, a $143 million net decrease in borrowings under credit facilities and a decrease in finance lease obligations of $6 million.
(2)Includes bank overdraft of $1 million and new debt assumed of $232 million as part of the Heartland acquisition. Refer to Note 4.

	Balance Dec. 31, 2022	Cash issuances	Repayments and dividends paid(1)	New leases	Dividends declared	Foreign exchange impact	Other	Balance Dec. 31, 2023
Long-term debt and lease liabilities(2)	3,669	39	(220)	5	—	(36)	12	3,469
Exchangeable securities	739	—	—	—	—	—	5	744
Dividends payable (common and preferred)(3)	68	—	(109)	—	116	—	(26)	49
Total liabilities from financing activities	4,476	39	(329)	5	116	(36)	(9)	4,262
(1)Includes a decrease of $164 million related to the repayment of long-term debt, a $46 million net decrease in borrowings under credit facilities and a decrease in finance lease obligations of $10 million.
(2)Includes bank overdraft of $3 million.
(3)Other dividends payable related to payment of TransAlta Renewables' non-controlling interest dividend reflected within distributions paid to subsidiaries of non-controlling interests in the Consolidated Statements of Cash Flows.